Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed in the preparation of the consolidated financial statements:

Principles of Consolidation
The consolidated financial statements include the accounts of Park National Corporation and its subsidiaries (“Park”, the “Company” or the “Corporation”). Material intercompany accounts and transactions have been eliminated.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications
Certain prior year amounts have been reclassified to conform with the current year presentation. These reclassifications had no impact on net income or shareholders' equity.

Restrictions on Cash and Due from Banks
The Corporation’s national bank subsidiary, The Park National Bank ("PNB"), is required to maintain average reserve balances with the Federal Reserve Bank of Cleveland. The average required reserve balance was approximately $64.8 million at December 31, 2017 and $51.6 million at December 31, 2016. No other compensating balance arrangements were in existence at December 31, 2017.

Investment Securities
Investment securities are classified upon acquisition into one of three categories: held-to-maturity ("HTM"), available-for-sale ("AFS"), or trading (see Note 4 - Investment Securities).

HTM securities are those securities that the Corporation has the positive intent and ability to hold to maturity and are recorded at amortized cost. AFS securities are those securities that would be available to be sold in the future in response to the Corporation’s liquidity needs, changes in market interest rates, and asset-liability management strategies, among other reasons. AFS securities are reported at fair value, with unrealized holding gains and losses excluded from earnings but included in other comprehensive income (loss), net of applicable income taxes. The Corporation did not hold any trading securities during any period presented.

AFS and HTM securities are evaluated quarterly for potential other-than-temporary impairment. Management considers the facts related to each security including the nature of the security, the amount and duration of the loss, the credit quality of the issuer, the expectations for that security’s performance and whether Park intends to sell, or it is more likely than not that Park will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. Declines in the value of equity securities that are considered to be other-than-temporary are recorded as a charge to earnings in the Consolidated Statements of Income. Declines in the value of debt securities that are considered to be other-than-temporary are separated into (1) the amount of the total impairment related to credit loss and (2) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income (loss), net of income tax.

Interest income from investment securities includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.

Gains and losses realized on the sale of investment securities are recorded on the trade date and determined using the specific identification basis.

Federal Home Loan Bank ("FHLB") and Federal Reserve Bank of Cleveland ("FRB") Stock
Park’s national bank subsidiary, PNB, is a member of the FHLB. Additionally, PNB is a member of the FRB. Members are required to own a certain amount of stock based on their level of borrowings and other factors and may invest in additional amounts. FHLB stock and FRB stock are classified as restricted securities and are carried at their redemption value within other investment securities on the Consolidated Balance Sheets. Impairment is evaluated based on the ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance
Park has purchased insurance policies on the lives of directors and certain key officers. Bank owned life insurance is recorded at its cash surrender value (or the amount that can be realized).

Loans Held for Sale
Park has elected the fair value option for mortgage loans held for sale, which are carried at their fair value as of each balance sheet date.

Mortgage Banking Derivatives
Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives.  The fair value of the interest rate lock is recorded at the time the commitment to fund the mortgage loan is executed and is adjusted for the expected exercise of the commitment before the loan is funded.  In order to hedge the change in interest rates resulting from its commitments to fund the loans, the Company interest into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into.  Fair value of these mortgage derivatives are estimated based on change in mortgage interest rates from the date the interest on the loan is locked.  Changes in the fair values of these derivatives are included in other service income in the Consolidated Statements of Income.

Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding principal balances adjusted for any charge-offs, any nonaccrual interest payments applied to principal, any deferred fees or costs on originated loans, and any unamortized premiums or discounts on purchased loans. Interest income is accrued on the unpaid principal balance. Late charges on loans are recognized as income when they are collected. Net loan origination fees and costs are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Commercial loans include: (1) commercial, financial and agricultural loans; (2) commercial real estate loans; (3) those commercial loans in the real estate construction loan segment; and (4) those commercial loans in the residential real estate loan segment. Consumer loans include: (1) mortgage and installment loans included in the real estate construction segment; (2) mortgage, home equity lines of credit ("HELOCs"), and installment loans included in the residential real estate segment; and (3) all loans included in the consumer segment.

Generally, commercial loans are placed on nonaccrual status at 90 days past due and consumer and residential mortgage loans are placed on nonaccrual status at 120 days past due. Commercial loans placed on nonaccrual status are considered impaired (see Note 5 - Loans). For loans which are on nonaccrual status, it is Park’s policy to reverse interest previously accrued on the loans against interest income. Interest on such loans may be recorded on a cash basis and be included in earnings only when Park expects to receive the entire recorded investment of the loan. Park’s charge-off policy for commercial loans requires management to establish a specific reserve or record a charge-off when collection is in doubt or it is probable a loss has been incurred and there is, or likely will be, a collateral shortfall related to the estimated value of the collateral securing the loan. The Company’s charge-off policy for consumer loans is dependent on the class of the loan. Residential mortgage loans, HELOCs, and consumer loans secured by residential real estate are typically charged down to the value of the collateral, less estimated selling costs, at 180 days past due. The charge-off policy for other consumer loans, primarily installment loans, requires a monthly review of delinquent loans and a complete charge-off for any account that reaches 120 days past due.

The delinquency status of a loan is based on contractual terms and not on how recently payments have been received. Loans may be removed from nonaccrual status when loan payments have been received to cure the delinquency status, the borrower has demonstrated the ability to maintain current payment status in accordance with the loan agreement and the loan is deemed to be well-secured by management.

A description of each segment of the loan portfolio, along with the risk characteristics of each segment, is included below:

Commercial, financial and agricultural: Commercial, financial and agricultural ("C&I") loans are made for a wide variety of general corporate purposes, including financing for commercial and industrial businesses, financing for equipment, inventories and accounts receivable, acquisition financing, commercial leasing, and to consumer finance companies. The term of each commercial loan varies by its purpose. Repayment terms are structured such that commercial loans will be repaid within the economic useful life of the underlying asset. The commercial loan portfolio of Park’s current subsidiaries includes loans to a wide variety of corporations and businesses across many industrial classifications in the 29 Ohio counties where PNB and its divisions operate, with the exception of nationwide aircraft loans and nationwide asset based lending to consumer finance companies. The primary industries represented by these customers include real estate rental and leasing, finance and insurance, construction, agriculture, forestry, fishing and hunting, manufacturing, retail trade, health care and other services. Risk of loss on C&I loans largely depends upon general economic cycles, as they may adversely impact certain industries, competency of the borrower's management team, the quality of the underlying assets supporting the loans including accounts receivable, inventory, and equipment, and the accuracy of the borrower's financial reporting. Such risks are mitigated by generally requiring the borrower's owners to guaranty the loans.

Commercial real estate: Commercial real estate (“CRE”) loans include mortgage loans to developers and owners of commercial real estate. The lending policy for CRE loans is designed to address the unique risk attributes of CRE lending. The collateral for these CRE loans is the underlying commercial real estate. Risk of loss on CRE loans largely depends upon the cash flow of the properties which is influenced by the amount of vacancy experienced by the underlying real estate, the credit capacity of the tenants occupying the underlying real estate, and general economic trends as they may adversely impact the value of the property. These risks are mitigated by generally requiring personal guaranties of the owners of the properties and by requiring appraisals pursuant to government regulations.

Construction real estate: The Company defines construction loans as both commercial construction loans and residential construction loans where the loan proceeds are used exclusively for the improvement of real estate as to which the Company holds a mortgage. Construction loans may be in the form of a permanent loan or a short-term construction loan, depending on the needs of the individual borrower. Construction financing is generally considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the property’s value at completion of construction and the estimated cost (including interest) of construction. If the estimate of construction cost proves to be inaccurate, the PNB division making the loan may be required to advance funds beyond the amount originally committed to permit completion of the project. If the estimate of value proves inaccurate, the PNB division may be confronted, at or prior to the maturity of the loan, with a project having a value insufficient to assure full repayment, should the borrower default. In the event that a default on a construction loan occurs and foreclosure follows, the PNB division must take control of the project and attempt to either arrange for completion of construction or dispose of the unfinished project. Additional risk exists with respect to loans made to developers who do not have a buyer for the property, as the developer may lack funds to pay the loan if the property is not sold upon completion. PNB and its divisions attempt to reduce such risks on loans to developers by requiring personal guarantees and reviewing current personal financial statements and tax returns as well as other projects undertaken by the developer.

Residential real estate: The Company defines residential real estate loans as first mortgages on individuals’ primary residences or second mortgages of individuals’ primary residences in the form of HELOCs or installment loans. Credit approval for residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment, an established credit record and an appraised value of the real estate securing the loan. Residential real estate loans typically have longer terms and higher balances with lower yields as compared to consumer loans, but generally carry lower risks of default. The Dodd-Frank Wall Street Reform and Consumer Protection Act requires creditors to make a reasonable and good faith determination of a consumer's ability to repay any consumer credit transaction secured by a dwelling. Documentation and verification of income within defined time frames and not-to-exceed limits is basis for affirming ability to repay. Risk of loss largely depends upon factors affecting the borrower's ability to repay as well as the general economic trends as they may adversely impact the value of the property. These risks are mitigated by completing a comprehensive underwriting of the borrower and by requiring appraisals pursuant to government regulations.

Consumer: The Company originates direct and indirect consumer loans, primarily automobile loans, to customers in its primary market areas. Credit approval for consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower’s financial stability, and thus are more likely to be affected by adverse personal circumstances.
Allowance for Loan Losses ("ALLL")
The allowance for loan losses is that amount believed adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors. The determination of the allowance requires significant estimates, including the timing and amounts of expected cash flows on impaired loans, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans, all of which may be susceptible to change. The allowance is increased through a provision for loan losses that is charged to earnings based on management’s quarterly evaluation of the factors previously mentioned and is reduced by charge-offs, net of recoveries.

The allowance for loan losses includes both (1) an estimate of loss based on historical loss experience within both commercial and consumer loan categories with similar characteristics (“statistical allocation”) and (2) an estimate of loss based on an impairment analysis of each commercial loan that is considered to be impaired (“specific allocation”). Included in the statistical allocation is a reserve for troubled debt restructurings ("TDRs") within the consumer loan portfolio. Management performs a periodic evaluation to ensure the reserve calculated utilizing the statistical allocation is consistent with a reserve calculated under Accounting Standards Codification ("ASC") 310-10 - Receivables.

In calculating the allowance for loan losses, management believes it is appropriate to consider historical loss rates that are comparable to the current period being analyzed, giving consideration to losses experienced over a full cycle. For the historical loss factor at December 31, 2017, the Company utilized an annual loss rate (“historical loss experience”), calculated based on an average of the net charge-offs and the annual change in specific reserves for impaired commercial loans, experienced during 2010 through 2017 within the individual segments of the commercial and consumer loan categories. The 96 month historical loss period captures all annual periods subsequent to June 2009, the end of the most recent recession, thus encompassing the full economic cycle to date.

The loss factor applied to Park’s consumer loan portfolio as of December 31, 2017 was based on the historical loss experience over the preceding 96 months, plus an additional judgmental reserve, increasing the total allowance for loan loss coverage in the consumer loan portfolio to approximately 1.92 years of historical losses, compared to 1.95 years at December 31, 2016. Historical loss experience over the preceding 96 months for the consumer loan portfolio was 0.34% for both 2017 and 2016.

The loss factor applied to Park’s commercial loan portfolio as of December 31, 2017 was based on the historical loss experience over the preceding 96 months, plus additional reserves for consideration of (1) a loss emergence period factor, (2) a loss migration factor and (3) a judgmental or environmental loss factor. These additional reserves increased the total allowance for loan loss coverage in the commercial loan portfolio to approximately 3.24 years of historical losses at December 31, 2017, compared to 3.20 years at December 31, 2016. Historical loss experience over the preceding 96 months for the commercial loan portfolio was 0.37% for 2017 and 0.39% for 2016. Park’s commercial loans are individually risk graded. If loan downgrades occur, the probability of default increases and accordingly management allocates a higher percentage reserve to those accruing commercial loans graded special mention and substandard.

The judgmental increases discussed above incorporate management’s evaluation of the impact of environmental qualitative factors which pose additional risks and assign a component of the allowance for loan losses in consideration of these factors. Such environmental factors include: national and local economic trends and conditions; experience, ability and depth of lending management and staff; effects of any changes in lending policies and procedures; and levels of, and trends in, consumer bankruptcies, delinquencies, impaired loans and charge-offs and recoveries.

GAAP requires a specific allocation to be established as a component of the allowance for loan losses for certain loans when it is probable that all amounts due pursuant to the contractual terms of the loans will not be collected, and the recorded investment in the loans exceeds their measure of impairment. Management considers the following related to commercial loans when determining if a loan should be considered impaired: (1) current debt service coverage levels of the borrowing entity; (2) payment history over the most recent 12-month period; (3) other signs of deterioration in the borrower’s financial situation, such as changes in credit scores; and (4) consideration of global cash flows of financially sound guarantors that have previously supported loan payments. The recorded investment is the balance of the loan, plus accrued interest receivable, both as of the end of the year. Impairment is measured using either the present value of expected future cash flows based upon the initial effective interest rate on the loan, or the fair value of the collateral. If a loan is considered to be collateral dependent, the fair value of collateral, less estimated selling costs, is used to measure impairment.

Troubled Debt Restructuring
Management classifies loans as TDRs when a borrower is experiencing financial difficulty and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. A court's discharge of a borrower's debt in a Chapter 7 bankruptcy is considered a concession when the borrower does not reaffirm the discharged debt. TDRs are measured at the present value of estimated future cash flows using the loan’s effective rate at inception, or if a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. Commercial TDRs are separately identified for impairment disclosures.

Premises and Equipment
Land is carried at cost and is not subject to depreciation. Premises and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is generally provided on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the remaining lease period or the estimated useful lives of the improvements. Upon the sale or other disposal of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Maintenance and repairs are charged to expense as incurred while renewals and improvements that extend the useful life of an asset are capitalized. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be recoverable.

The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	30 Years
Equipment, furniture and fixtures	3 to 12 Years
Leasehold improvements	1 to 10 Years

Other Real Estate Owned ("OREO")
Management transfers a loan to OREO at the time that Park takes deed/title to the asset. OREO is initially recorded at fair value less anticipated selling costs (net realizable value), establishing a new cost basis, and consists of property acquired through foreclosure and real estate held for sale. If the net realizable value is below the carrying value of the loan at the date of transfer, the difference is charged to the allowance for loan losses. These assets are subsequently accounted for at the lower of cost or fair value less costs to sell. Subsequent changes in the value of real estate are classified as OREO valuation adjustments, are reported as adjustments to the carrying amount of OREO and are recorded within “Other income”. In certain circumstances where management believes the devaluation may not be permanent in nature, Park utilizes a valuation allowance to record OREO devaluations, which is also expensed through “Other income”. Costs relating to development and improvement of such properties are capitalized (not in excess of fair value less estimated costs to sell) and costs relating to holding the properties are charged to "Other expense".

Foreclosed Assets
Foreclosed assets include non-real estate assets where Park, as creditor, has received physical possession of a borrower’s assets, regardless of whether formal foreclosure proceedings take place.  Additionally, troubled debt restructurings in which Park obtains one of more of the debtor’s non-real estate assets in place of all or part of the receivable are accounted for as foreclosed assets.  Foreclosed assets are initially recorded as fair value less costs to sell when acquired, establishing a new cost basis.  Operating costs after acquisition are expensed.  As of December 31, 2017 and 2016, Park had $5.5 million and $0.6 million, respectively, of foreclosed assets included within “Other assets.”

Mortgage Servicing Rights ("MSR")
When Park sells mortgage loans with servicing rights retained, servicing rights are recorded at fair value with the income statement effect recorded in "Other service income." Capitalized servicing rights are amortized in proportion to and over the period of the estimated future servicing income of the underlying loan and are included within “Other service income”.

Mortgage servicing rights are assessed for impairment periodically, based on fair value, with any impairment recognized through a valuation allowance. The fair value of mortgage servicing rights is determined by discounting estimated future cash flows from the servicing assets, using market discount rates and expected future prepayment rates. In order to calculate fair value, the sold loan portfolio is stratified into homogeneous pools of like categories. (See Note 24 - Loan Servicing.)

Fees received for servicing mortgage loans owned by investors are based on a percentage of the outstanding monthly principal balance of such loans and are included in income as loan payments are received. The cost of servicing loans is charged to expense as incurred to "Other service income".

Goodwill
Goodwill represents the excess of the purchase price over net identifiable tangible and intangible assets acquired in a purchase business combination. Goodwill and indefinite-lived intangible assets are not amortized to expense, but are subject to impairment tests annually, or more frequently, if events or changes in circumstances indicate that the asset might be impaired, by assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing additional analysis is unnecessary. If the carrying amount of the goodwill exceeds the fair value, an impairment charge must be recorded in an amount equal to the excess, not to exceed the total goodwill allocated to the reporting unit.

Management considers several factors when performing the annual impairment tests on goodwill. The factors considered include the operating results for the particular Park segment for the past year and the operating results budgeted for the current year (including multi-year projections), the deposit and loan totals of the Park segment and the economic conditions in the markets served by the Park segment. At December 31, 2017, the goodwill remaining on Park's Consolidated Balance Sheet consisted entirely of goodwill at PNB. (See Note 27 - Segment Information for operating segment results.)

Park evaluates goodwill for impairment on April 1 of each year, with financial data as of March 31. Based on the analysis performed as of April 1, 2017, the Company determined that goodwill for Park’s national bank subsidiary (PNB) was not impaired. There have been no subsequent circumstances or events triggering an additional evaluation.

Goodwill in the amount of $72.3 million was recorded at each of December 31, 2017, 2016, and 2015.

Consolidated Statement of Cash Flows
Cash and cash equivalents include cash and cash items, amounts due from banks and money market instruments. Generally, money market instruments are purchased and sold for one-day periods.

Loss Contingencies and Guarantees
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Income Taxes
The Corporation accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent that Park does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is recorded. All positive and negative evidence is reviewed when determining how much of a valuation allowance is recognized on a quarterly basis. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more-likely-than-not” that the tax position would be sustained in a tax examination being presumed to occur. The benefit recognized for a tax position that meets the “more-likely-than-not” criteria is measured based on the largest benefit that is more than 50 percent likely to be realized, taking into consideration the amounts and probabilities of the outcome upon settlement. For tax positions not meeting the “more-likely-than-not” test, no tax benefit is recorded. Park recognizes any interest and penalties related to income tax matters in income tax expense.

Treasury Shares
The purchase of Park’s common shares to be held in treasury is recorded at cost. At the date of retirement or subsequent reissuance, the treasury shares account is reduced by the weighted average cost of the common shares retired or reissued.

Comprehensive Income
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, and changes in the funded status of the Company’s defined benefit pension plan, which are also recognized as separate components of equity.

Share-Based Compensation
Compensation cost is recognized for restricted stock units and stock awards issued to employees and directors, respectively, based on the fair value of these awards at the date of grant. The market price of Park’s common shares at the date of grant is used to estimate the fair value of restricted stock units and stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period and is recorded in "Salaries" expense. (See Note 17-Share-Based Compensation.)

Loan Commitments and Related Financial Instruments
Financial instruments include off‑balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.
Fair Value Measurement
Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 25 - Fair Value. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Retirement Plans
Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee KSOP plan expense is the amount of matching contributions to Park's employees stock ownership plan. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service. (See Note 18 - Benefit Plans.)

Earnings Per Common Share
Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under performance-based restricted stock unit awards, stock options, warrants and convertible securities. Earnings and dividends per common share are restated for any stock splits and stock dividends through the date of issuance of the consolidated financial statements. (See Note 17 - Share-Based Compensation and Note 21 - Earnings Per Common Share.)

Operating Segments
The Corporation is a financial holding company headquartered in Newark, Ohio. The operating segments for the Corporation are its chartered national bank subsidiary, PNB (headquartered in Newark, Ohio), SE Property Holdings, LLC ("SEPH"), and Guardian Financial Services Company ("GFSC").